INVESTMENTS IN AFFILIATED AND OTHER COMPANIES (Tables)	12 Months Ended
Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Schedule of investment in affiliated companies
Investment in affiliated companies

	US dollars
	December 31,
(in thousands)	2019	2018
Bringg (*)	1,562	4,823
Lumax	104	49
	1,666	4,872

(*)	Bringg Delivery Technologies Ltd ("Bringg"). is an Israeli start-up company developing solutions for management of mobile/field workforce